Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks	$ 25,589	$ 20,484
Federal funds sold and overnight interest-bearing deposits	1,406	7,893
Investment in available-for-sale securities, at fair value	214,512	235,054
Mortgage servicing rights	2,584	2,847
Accrued interest receivable	5,183	4,853
Deposits:
Non-interest bearing demand	235,975	208,035
Savings, interest checking and money market	468,731	441,080
Time deposits	305,960	298,082
Accrued interest payable	498	382
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	25,589	20,484
Federal funds sold and overnight interest-bearing deposits	1,406	7,893
Investment in available-for-sale securities, at fair value	0	0
Loans, net	0	0
Investment in FHLB stock	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	5,183	4,853
Assets, Total	32,178	33,230
Deposits:
Non-interest bearing demand	235,975	208,035
Savings, interest checking and money market	468,731	441,080
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	31,015	56,834
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	498	382
Liabilities, Fair Value Disclosure, Total	736,219	706,331
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Investment in available-for-sale securities, at fair value	214,512	235,054
Loans, net	0	0
Investment in FHLB stock	5,149	3,390
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,409	2,348
Accrued interest receivable	0	0
Assets, Total	222,070	240,792
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	33,712	40,821
Federal Home Loan Bank advances	93,209	52,340
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	126,921	93,161
Net Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Investment in available-for-sale securities, at fair value	0	0
Loans, net	959,929	854,775
Investment in FHLB stock	0	0
Mortgage servicing rights	2,584	2,847
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	962,513	857,622
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	304,334	298,323
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	304,334	298,323
Carrying Amount
Assets:
Cash and due from banks	25,589	20,484
Federal funds sold and overnight interest-bearing deposits	1,406	7,893
Investment in available-for-sale securities, at fair value	214,512	235,054
Loans, net	964,143	856,476
Investment in FHLB stock	5,149	3,390
Mortgage servicing rights	2,584	2,847
Cash surrender value - life insurance	2,409	2,348
Accrued interest receivable	5,183	4,853
Assets, Total	1,220,975	1,133,345
Deposits:
Non-interest bearing demand	235,975	208,035
Savings, interest checking and money market	468,731	441,080
Time deposits	305,960	298,082
Federal funds purchased and securities sold under agreements to repurchase	31,015	56,834
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	93,392	50,000
Accrued interest payable	498	382
Liabilities, Fair Value Disclosure, Total	1,185,057	1,103,899
Fair Value
Assets:
Cash and due from banks	25,589	20,484
Federal funds sold and overnight interest-bearing deposits	1,406	7,893
Investment in available-for-sale securities, at fair value	214,512	235,054
Loans, net	959,929	854,775
Investment in FHLB stock	5,149	3,390
Mortgage servicing rights	2,584	2,847
Cash surrender value - life insurance	2,409	2,348
Accrued interest receivable	5,183	4,853
Assets, Total	1,216,761	1,131,644
Deposits:
Non-interest bearing demand	235,975	208,035
Savings, interest checking and money market	468,731	441,080
Time deposits	304,334	298,323
Federal funds purchased and securities sold under agreements to repurchase	31,015	56,834
Subordinated notes	33,712	40,821
Federal Home Loan Bank advances	93,209	52,340
Accrued interest payable	498	382
Liabilities, Fair Value Disclosure, Total	$ 1,167,474	$ 1,097,815